Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments that are Accounted for Using the Equity Method	As of December 31, 2023, and 2022, we had the following participation in investments that are accounted for using the equity method:

	December 31, 2022	December 31, 2023
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50%	50%
Unigas International B.V. (“Unigas”)	33.3%	33.3%
Dan Unity CO2 A/S ('Dan Unity')	50%	50%
Luna Pool Agency Limited (“Pool Agency”)	50%	50%
Azane Fuel Solutions AS ("Azane")	—	14.5%
Bluestreak CO2 Limited ("Bluestreak")	—	50%

Schedule of Movement in Equity Method Investments
The table below represents movement in the Company’s equity method investments, as of December 31, 2023, 2022 and 2021:

	2021	2022	2023
	(in thousands)
Equity method investments at January 1	$148,665	$150,209	$148,534
Equity contributions to joint venture entity	4,000	—	35,000
Equity method investments – additions	2,580	—	1,559
Share of results	11,147	25,794	20,607
Distributions received from equity method investments	(16,183)	(27,469)	(30,790)
Total equity method investments at December 31	$150,209	$148,534	$174,910

Schedule of Summarized Balance Sheet for Equity Method Investments
The summarized balance sheet data of the operating entity investments consists of the following:

	December 31, 2022	December 31, 2023
	(in thousands)
Current assets	$33,834	$55,731
Non-current assets	264,507	304,646
Total Assets	$298,341	$360,377

Current liabilities	13,246	25,793
Non-current liabilities	32	296
Total Liabilities	$13,278	$26,089

Total Equity	$285,063	$334,288

Schedule of Summarized Income Statement for Equity Method Investments
The summarized operating data of the operating entity investments was as follows:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Total revenues	$76,271	$118,386	$107,792
Operating Income	24,250	53,116	$41,454
Net income	24,034	53,357	$41,607
Net income attributable to the investees	$11,816	$26,472	$20,671